UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ospraie Management, LLC
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Address:   320 Park Avenue, 27th Floor
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           New York, New York  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-11391
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Fischer
           --------------------------------------------------
Title:     General Counsel
           --------------------------------------------------
Phone:     212-822-9723
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Fischer          New York, New York              8/14/06
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        29
                                               -------------

Form 13F Information Table Value Total:        $1,037,306
                                               -------------
                                                (thousands)


List of Other Included Managers:

    1.                                    Ospraie Advisors, L.P.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



---------------------------- --------------- --------- --------- --------- --- ---- ---------------- -------- ----------------------
          NAME OF                TITLE                   VALUE    SHRS OR  SH/ PUT/    INVESTMENT      OTHER      VOTING AUTHORITY
          ISSUER                OF CLASS       CUSIP   (X $1000)  PRN AMT  PRN CALL    DISCRETION    MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- --------- --------- --- ---- ---------------- -------- ---------- ------ ----
CARNIVAL CORP                  PAIRED CTF    143658300   67,201  1,610,000 SH             SOLE                1,610,000
CELANESE CORP DEL               COM SER A    150870103   70,960  3,475,000 SH             SOLE                3,475,000
CHEMTURA CORP                      COM       163893100   39,926  4,274,700 SH             SOLE                4,274,700
CHESAPEAKE ENERGY CORP             COM       165167107   12,678    419,100 SH             SOLE                  419,100
CHEVRON CORP NEW                   COM       166764100  113,260  1,825,000 SH             SOLE                1,825,000
CLEVELAND CLIFFS INC               COM       185896107   32,509    410,000 SH             SOLE                  410,000
COLD SPRING CAP INC          UNIT 99/99/9999 192865202   10,416  1,666,600 SH             SOLE                1,666,600
COMPANHIA VALE DO RIO DOCE    SPON ADR PFD   204412100   12,595    612,000 SH             SOLE                  612,000
CONOCOPHILLIPS                     COM       20825C104   87,528  1,335,700 SH             SOLE                1,335,700
CORRIENTE RES INC                  COM       22027E102   16,229  3,600,000 SH             SOLE                3,600,000
EXXON MOBIL CORP                   COM       30231G102   12,270    200,000 SH             SOLE                  200,000
GASTAR EXPL LTD                    COM       367299104    1,962    821,025 SH             SOLE                  821,025
GASTAR EXPL LTD                    COM       367299104      243    101,475 SH       SHARED - DEFINED     1                101,475
GLOBAL LOGISTICS ACQUISITION UNIT 99/99/9999 379414204   10,113  1,250,000 SH             SOLE                1,250,000
GRUPO AEROPORTUARIO DEL PAC    SPON ADR B    400506101   29,261    930,000 SH             SOLE                  930,000
HOVNANIAN ENTERPRISES INC         CL A       442487203   40,909  1,360,000 SH             SOLE                1,360,000
INTERNATIONALEXCHANGEINC           COM       45865V100   12,764    220,300 SH             SOLE                  220,300
IVANHOE MINES LTD                  COM       46579N103    3,189    470,600 SH             SOLE                  470,600
KINDER MORGAN INC KANS             COM       49455P101   24,973    250,000 SH  CALL       SOLE                  250,000
LENNAR CORP                       CL A       526057104   11,066    249,400 SH             SOLE                  249,400
LENNAR CORP                       CL B       526057302   76,685  1,880,000 SH             SOLE                1,880,000
M D C HLDGS INC                    COM       552676108   25,246    486,150 SH             SOLE                  486,150
MONSANTO CO NEW                    COM       61166W101   27,783    330,000 SH             SOLE                  330,000
NORTHERN DYNASTY MINERALS LT     COM NEW     66510M204      879    100,000 SH             SOLE                  100,000
PLAINS EXPL & PRODTN CO            COM       726505100   84,145  2,075,600 SH             SOLE                2,075,600
QUINTANA MARITIME LTD              SHS       Y7169G109    9,311  1,135,500 SH             SOLE                1,135,500
ROYAL CARIBBEAN CRUISES LTD        COM       V7780T103   87,746  2,294,000 SH             SOLE                2,294,000
STANDARD PAC CORP NEW              COM       85375C101   45,152  1,756,900 SH             SOLE                1,756,900
XTO ENERGY INC                     COM       98385X106   69,947  1,580,000 SH             SOLE                1,580,000
